NOTE 11 - INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
NOTE 11 - INCOME TAXES - Loss Before Income Tax, Local and Foreign

	Year Ended
	December 31,
	2020	2019
Tax jurisdiction from:
- Local	$(244,060)	$—
- Foreign	(887,749)	(1,932,665)
Loss before income taxes	$(1,131,809)	$(1,932,665)

NOTE 11 - INCOME TAXES - Deferred Tax Assets and Reconcilation of Income Taxes

	Year Ended
	December 31,
	2020	2019
Net Operating loss carryforward	$1,131,809	$1,932,665
Effective tax rate	21%	21%
Deferred tax asset	237,680	405,860
Foreign taxes	(17,755)	(38,654
Less: valuation allowance	(219,925)	(367,206)
Net deferred tax asset	$—	$—